Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net earnings	$ 5,275	$ 3,433	$ 4,178
Adjustments to reconcile earnings to net cash from operating activities:
Depreciation	525	508	476
Amortization of intangible assets	625	764	708
Stock-based compensation	187	163	167
Acquired in-process research and development	288	673	313
Other	66
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	223	(498)	(60)
Inventories	(203)	(87)	(73)
Prepaid expenses and other assets	90	(206)	(38)
Accounts payable and other liabilities	(731)	1,497	(695)
Cash flows from operating activities	6,345	6,247	4,976
Cash flows from investing activities
Acquisitions and investments, net of cash acquired	(688)	(273)	(2,621)
Acquisitions of property and equipment	(333)	(356)	(448)
Release of (deposit of) restricted funds		1,870	(1,870)
Purchases of investment securities	(2,550)	(1,943)	(93)
Sales of investment securities	1,153	1,255	1
Cash flows from investing activities	(2,418)	553	(5,031)
Cash flows from financing activities
Proceeds from issuance of long-term debt	14,586
Net change in short-term borrowings	1,000
Other	(151)	(21)	(32)
Net transactions with Abbott Laboratories, excluding noncash items	(13,504)	(6,762)	97
Cash flows from financing activities	1,931	(6,783)	65
Effect of exchange rate changes on cash and equivalents	16
Net increase in cash and equivalents	5,874	17	10
Cash and equivalents, beginning of period	27	10
Cash and equivalents, end of period	$ 5,901	$ 27	$ 10